Performance Management - Goldman Sachs US Mortgages Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Investor Shares from year to year; and (b) how the average annual total returns of the Fund’s Investor Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) (the “Regulatory Benchmark”) and the Bloomberg U.S. Securitized Bond Index (the “Performance Benchmark”).The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 8 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus. Benchmark returns do not reflect any deductions for fees or expenses.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Investor Shares from year to year; and (b) how the average annual total returns of the Fund’s Investor Shares compare to those of a regulatorily required broad-based securities market index (Bloomberg U.S. Aggregate Bond Index) (the “Regulatory Benchmark”) and the Bloomberg U.S. Securitized Bond Index (the “Performance Benchmark”).
Performance One Year or Less [Text]	Because Service Class and Class R Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Investor Shares of the Fund (which are not offered in this Prospectus).
Performance Additional Market Index [Text]	The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund's performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Because Service Class and Class R Shares have not had returns for a full calendar year as of the date of this Prospectus, the figures shown above provide performance for Investor Shares of the Fund (which are not offered in this Prospectus). Service and Class R Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses. Service and Class R Shares are expected to have lower annual returns than Investor Shares because the expenses of Service and Class R Shares are expected to be higher than the expenses of Investor Shares.
Bar Chart [Heading]	CALENDAR YEAR (Investor)*
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return7.28%December 31, 2023Worst Quarter Return-5.54%September 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Availability Website Address [Text]	am.gs.com
Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	7.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(5.54%)
Lowest Quarterly Return, Date	Sep. 30, 2022